FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
June 24, 2008	WRITER’S DIRECT LINE 414.297.5817 jlochmann@foley.com EMAIL
CLIENT/MATTER NUMBER 026162-0121

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Interstate Power and Light Company - Registration Statement on Form S-3

Ladies and Gentlemen:

        On behalf of Interstate Power and Light Company, an Iowa corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, and under the Trust Indenture Act of 1939, as amended, a Registration Statement on Form S-3, with exhibits, relating to a proposed offering from time to time of an aggregate of up to $500,000,000 of the Company’s preferred stock and senior unsecured debt securities.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5817 or John K. Wilson at (414) 297-5642.

Very truly yours, /s/ Jessica S. Allen Jessica S. Allen

cc:	Interstate Power and Light Company Patricia L. Kampling F.J. Buri Enrique Bacalao Jake Blavat Foley & Lardner LLP Benjamin F. Garmer, III Jay O. Rothman John K. Wilson

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